Investment Objectives and Goals - John Hancock Hedged Equity ETF	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Hedged Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation with lower volatility and downside protection relative to broad equity markets.